Other Real Estate Owned - Change in Other Real Estate Owned (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Banking And Thrift [Abstract]
Other real estate owned, beginning balance	$ 16,570	$ 26,715	$ 26,715	$ 56,181
Acquisition of OREO through business combination			1,525
Net additions to other real estate owned	5,701	3,721	6,672	13,793
Dispositions of OREO			(17,389)	(33,994)
Valuation adjustments	(367)	(904)	(953)	(9,265)
Other real estate owned, ending balance	$ 13,859	$ 15,274	$ 16,570	$ 26,715